Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Basic and diluted earnings per ordinary share, basic and diluted	$ (1.22)	$ 0.03	$ 0.53
Weighted average number of ordinary shares outstanding, basic and diluted	40,485,912	40,485,912	23,843,836